Accrued Expenses and Other Liabilities	12 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

9. Accrued Expenses and Other Liabilities

	As of June 30,
	2025	2024	2023
	US$	US$	US$
Payroll payables	108,407	-	-
Accrued professional fees	52,219	-	2,204
Accrued audit fees	14,035	-	-
Reimbursable payables	516,645	-	-
Accrued expenses and other liabilities	691,306	-	2,204